Natural Gas Properties (Tables)	12 Months Ended
Dec. 31, 2024
Natural Gas Properties [Abstract]
Schedule of Property, Plant and Equipment

A summary of conventional natural gas properties is as follows:

	December 31, 2024	December 31, 2023
Natural gas properties	56,977,091	45,478,907
Less: Accumulated Impairment	(22,998,077)	(22,998,077)
Natural gas and other properties, net	$33,979,014	$22,480,830